OPERATIONS IN UZBEKISTAN(Tables)	12 Months Ended
Dec. 31, 2017
OPERATIONS IN UZBEKISTAN
Schedule of discontinued operations accompanying in the consolidated statements of profit and loss and cash flows

Results of discontinued operation

	For the year ended December 31,
	2016	2015
Revenue	5,115	4,610
Expenses	(6,602)	(10,939)
Loss before tax	(1,487)	(6,329)
Income tax gain (note 19)	192	661
Loss for the period	(1,295)	(5,668)
Loss on sale of discontinued operations	(2,726)	—
Loss from discontinued operations	(4,021)	(5,668)
Loss attributable to non-controlling interests	(654)	(2,834)
Loss to owners of the Company	(3,367)	(2,834)
Basic loss per share	(1.69)	(1.43)
Diluted loss per share	(1.69)	(1.42)

Cash flows from (used in) discontinued operation

	For the year ended December 31,
	2016	2015
Net cash used in operating activities	(543)	(1,121)
Net cash used in investing activities	(1,253)	(2,195)
Net cash provided by financing activities	1,234	3,492

Schedule of carrying amounts of UMS net assets and reconciliation of the loss on disposal

Property, plant and equipment	(6,960)
Other intangible assets	(2,922)
Other non-current assets	(2,577)
Cash and cash equivalents	(378)
Other current assets	(1,359)
Non-current liabilities	5,113
Current liabilities	2,484
Non-controlling interest	1,787
Accumulated other comprehensive income	2,086
Consideration received	—
Loss on disposal of UMS	(2,726)